Common Shareholders' Equity, Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
Common Shares | Series A Share Conversion
Common shareholders' equity, other disclosures
Shares reserved	7,228,651
Common Shares | Tax-Deferred Savings Plan
Common shareholders' equity, other disclosures
Shares reserved	90,341
Common Shares | TDS Parent Company
Share repurchases
Repurchase authorization, dollar value | $	$ 250
Common Shares | TDS Parent Company | Treasury Stock [Member]
Share repurchases
Common share repurchase authorization	On August 2, 2013, the Board of Directors of TDS authorized a $250 million stock repurchase program for the purchase of TDS Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization does not have an expiration date.
Repurchase expiration	This authorization does not have an expiration date.
U S Cellular Common Shares [Member] | U.S. Cellular
Share repurchases
Repurchase authorization, cumulative shares authorized	5,900,849
U S Cellular Common Shares [Member] | U.S. Cellular | Maximum
Share repurchases
Repurchase authorization, additional number of shares per year	1,300,000
U S Cellular Common Shares [Member] | U.S. Cellular | Treasury Stock [Member]
Share repurchases
Common share repurchase authorization	In November 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. In December 2016, the U.S. Cellular Board amended this authorization to provide that such amount will be any amount from zero to 1,300,000 beginning on January 1, 2017, as determined by the U.S. Cellular Pricing Committee, and that if the Pricing Committee did not specify an amount for any year, such amount would be zero for such year. The Pricing Committee did not specify any increase as of January 1, 2017. The Pricing Committee was also authorized to decrease the cumulative amount of the authorization at any time, but has not taken any action to do so at this time. As a result, there was no change to the cumulative amount of the share repurchase authorization as of January 1, 2017. As of December 31, 2016, the total cumulative amount of Common Shares authorized to be purchased is 5,900,849. The authorization provides that share repurchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Repurchase expiration	This authorization does not have an expiration date.